CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2017
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY [Abstract]
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
FINANCIAL STATEMENT SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	As of December 31,
	2016	2017
	RMB	RMB	US$ (Note 2(d))
ASSETS
Current assets
Cash and cash equivalents	3,428	293	45
Amounts due from subsidiaries and Affiliated Entities	7,436,798	7,035,131	1,081,280
Prepayments and other current assets	1,007	570	88
Total current assets	7,441,233	7,035,994	1,081,413

Intangible assets	475,626	343,583	52,808
Total assets	7,916,859	7,379,577	1,134,221

LIABILITIES AND EQUITY
Current liabilities
Accrued expenses and other current liabilities	8,662	8,232	1,265
Total current liabilities	8,662	8,232	1,265
Non-current liabilities
Investments deficit in subsidiaries and Affiliated Entities	3,409,340	3,776,234	580,397
Total non-current liabilities	3,409,340	3,776,234	580,397
Total liabilities	3,418,002	3,784,466	581,662

Equity
Ordinary shares (US$0.0001 par value; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized as of December 31, 2016 and 2017; 379,470,757 shares (including 362,097,257 Class A shares and 17,373,500 Class B shares) and 388,918,015 shares (including 371,544,515 Class A shares and 17,373,500 Class B shares) issued and outstanding as of December 31, 2016 and 2017, respectively)	242	248	38
Less: Treasury stock	(19,708)	(185,419)	(28,498)
Additional paid-in capital	8,855,991	9,013,793	1,385,395
Accumulated other comprehensive income	400,925	272,386	41,865
Accumulated deficit	(4,738,593)	(5,505,897)	(846,241)
Total Tuniu Corporation shareholders’ equity	4,498,857	3,595,111	552,559
Total liabilities and equity	7,916,859	7,379,577	1,134,221

FINANCIAL STATEMENT SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Operating expenses
General and administrative	(19,016)	(11,657)	(6,715)	(1,032)
Share of loss of subsidiaries and affiliated entities	(1,345,114)	(2,230,637)	(761,841)	(117,094)
Total operating expenses	(1,364,130)	(2,242,294)	(768,556)	(118,126)
Loss from operations	(1,364,130)	(2,242,294)	(768,556)	(118,126)
Other income/(expenses)
Interest income	19,183	1,418	6	1
Foreign exchange losses, net	(119,161)	(167,405)	(12)	(2)
Other income, net	827	1,087	1,258	193
Loss before income tax expense	(1,463,281)	(2,407,194)	(767,304)	(117,934)

Net loss	(1,463,281)	(2,407,194)	(767,304)	(117,934)
Accretion on redeemable noncontrolling interests	—	(106)	(5,725)	(880)
Net loss attributable to ordinary shareholders	(1,463,281)	(2,407,300)	(773,029)	(118,814)

Net loss	(1,463,281)	(2,407,194)	(767,304)	(117,934)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	188,106	233,900	(128,539)	(19,756)
Comprehensive loss	(1,275,175)	(2,173,294)	(895,843)	(137,690)

FINANCIAL STATEMENT SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS
(All amounts in thousands, except for share and per share data, or otherwise noted)

	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB	US$ (Note 2(d))
Cash provided by/(used in) operating activities	645,364	(661,029)	(5,507)	(846)
Cash (used in)/provided by investing activities	(3,434,719)	(3,972,014)	402,418	61,850
Cash provided by/(used in) financing activities	2,442,860	3,264,610	(98,805)	(15,186)

Effect of exchange rate changes on cash and cash equivalents	113,312	281,764	(301,241)	(46,300)
Net decrease in cash and cash equivalents	(233,183)	(1,086,669)	(3,135)	(482)
Cash and cash equivalents at the beginning of year	1,323,280	1,090,097	3,428	527
Cash and cash equivalents at the end of year	1,090,097	3,428	293	45
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders	—	—	—	—
Accrued issuance cost related to private placement	—	—	—	—
Receivables related to exercise of stock option	(3,379)	(163)	(385)	(59)

FINANCIAL STATEMENT SCHEDULE I
TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note to Financial Statement Schedule I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and Affiliated Entities. Such investments in subsidiaries and Affiliated Entities are presented on the balance sheets as investment deficit in subsidiaries and Affiliated Entities and the loss of the subsidiaries and Affiliated Entities is presented as share of loss of subsidiaries and Affiliated Entities.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2017, the Company had no significant capital and other commitments, long-term obligations, or guarantee, except for those which have separately disclosed in the consolidated financial statements.